STERLING CAPITAL FOCUS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 99.9%
	AEROSPACE & DEFENSE - 6.8%
35,409	HEICO Corporation, Class A	$ 4,352,474

	CAPITAL MARKETS - 12.6%
8,927	Moody's Corporation	2,874,762
13,446	S&P Global, Inc.	5,051,662
		7,926,424
	COMMERCIAL SUPPORT SERVICES - 4.8%
40,023	Casella Waste Systems, Inc., Class A(a)	3,017,734

	DIVERSIFIED FINANCIAL SERVICES - 2.3%
2,892	MSCI, Inc.	1,450,887

	E-COMMERCE DISCRETIONARY - 4.7%
944	Amazon.com, Inc.(a)	2,899,269

	HEALTH CARE EQUIPMENT & SUPPLIES - 5.0%
5,845	IDEXX Laboratories, Inc.(a)	3,111,586

	HEALTH CARE TECHNOLOGY - 3.1%
8,440	Veeva Systems, Inc., Class A(a)	1,933,182

	INTERNET MEDIA & SERVICES - 4.8%
1,103	Alphabet, Inc., Class C(a)	2,975,695

	IT SERVICES - 16.6%
16,467	Mastercard, Inc., Class A	5,941,624
8,686	Okta, Inc.(a)	1,588,148
1,930	Shopify, Inc., Class A(a)	1,339,922
9,006	Twilio, Inc., Class A(a)	1,574,249
		10,443,943
	PROFESSIONAL SERVICES - 5.6%
57,735	CoStar Group, Inc.(a)	3,522,412

STERLING CAPITAL FOCUS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	ROAD & RAIL - 5.0%
9,927	Old Dominion Freight Line, Inc.	$ 3,117,376

	SOFTWARE - 21.4%
5,924	Atlassian Corp plc, Class A(a)	1,811,086
10,637	Coupa Software, Inc.(a)	1,287,183
19,669	Microsoft Corporation	5,876,902
2,744	ServiceNow, Inc.(a)	1,591,300
12,204	Unity Software, Inc.(a)	1,299,116
6,829	Workday, Inc., Class A(a)	1,564,182
		13,429,769
	SPECIALTY RETAIL - 1.2%
5,134	Carvana Company(a)	772,513

	TECHNOLOGY SERVICES - 6.0%
180,503	Adyen N.V. - ADR(a)	3,738,217

	TOTAL COMMON STOCKS (Cost $70,712,275)	62,691,481

	TOTAL INVESTMENTS - 99.9% (Cost $70,712,275)	$ 62,691,481
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	31,533
	NET ASSETS - 100.0%	$ 62,723,014

ADR	- American Depositary Receipt
MSCI	- Morgan Stanley Capital International
NV	- Naamioze Vennootschap
PLC	- Public Limited Company

(a)	Non-income producing security.

STERLING CAPITAL DIVERSE MULTI-MANAGER ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 97.7%
	AEROSPACE & DEFENSE - 2.8%
1,666	General Dynamics Corporation	$ 390,594
6,660	Hexcel Corporation	385,614
3,286	Lockheed Martin Corporation	1,425,467
3,936	Woodward, Inc.	490,544
		2,692,219
	ASSET MANAGEMENT - 1.9%
2,009	Ameriprise Financial, Inc.	602,277
5,148	Raymond James Financial, Inc.	564,478
6,359	Stifel Financial Corporation	467,387
1,992	T Rowe Price Group, Inc.	287,964
		1,922,106
	AUTOMOTIVE - 0.6%
7,840	Magna International, Inc.	582,277

	BANKING - 6.7%
12,635	Citigroup, Inc.	748,371
17,280	Fifth Third Bancorp	826,675
10,447	JPMorgan Chase & Company	1,481,385
18,321	KeyCorporation	459,307
4,640	PNC Financial Services Group, Inc. (The)	924,520
11,040	US Bancorp	624,202
29,625	Wells Fargo & Company	1,581,085
		6,645,545
	BEVERAGES - 1.4%
21,659	Coca-Cola Company (The)	1,348,056

	BIOTECH & PHARMA - 6.8%
3,008	Amgen, Inc.	681,252
22,285	AstraZeneca plc - ADR	1,356,711
3,491	Eli Lilly & Company	872,575
11,010	Johnson & Johnson	1,811,916
9,760	Merck & Company, Inc.	747,421
16,195	Organon & Company	604,559

STERLING CAPITAL DIVERSE MULTI-MANAGER ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	BIOTECH & PHARMA - 6.8% (Continued)
1,120	Regeneron Pharmaceuticals, Inc.(a)	$ 692,563
		6,766,997
	CABLE & SATELLITE - 1.1%
1,852	Charter Communications, Inc., Class A(a)	1,114,497

	CHEMICALS - 0.8%
2,423	Albemarle Corporation	474,641
2,574	Eastman Chemical Company	304,942
		779,583
	COMMERCIAL SUPPORT SERVICES - 0.9%
5,148	Republic Services, Inc.	619,201
5,299	Stericycle, Inc.(a)	309,250
		928,451
	CONTAINERS & PACKAGING - 1.3%
1,968	Packaging Corporation of America	289,670
7,267	Sealed Air Corporation	487,834
12,000	Westrock Company	543,240
		1,320,744
	DIVERSIFIED INDUSTRIALS - 1.0%
2,271	Dover Corporation	356,229
7,200	Emerson Electric Company	669,024
		1,025,253
	ELECTRIC UTILITIES - 3.5%
4,933	Eversource Energy	403,519
33,707	Exelon Corporation	1,434,571
25,531	FirstEnergy Corporation	1,068,472
3,680	NextEra Energy Partners, L.P.	287,077
3,482	WEC Energy Group, Inc.	316,444
		3,510,083
	ELECTRICAL EQUIPMENT - 1.7%
12,986	Carrier Global Corporation	582,812
3,786	Keysight Technologies, Inc.(a)	595,803
8,176	Sensata Technologies Holding plc(a)	473,472
		1,652,087

STERLING CAPITAL DIVERSE MULTI-MANAGER ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	ENGINEERING & CONSTRUCTION - 0.3%
1,280	TopBuild Corporation(a)	$ 274,790

	ENTERTAINMENT CONTENT - 0.7%
5,148	Activision Blizzard, Inc.	419,562
1,760	Walt Disney Company (The)(a)	261,290
		680,852
	FOOD - 1.1%
16,814	Mondelez International, Inc., Class A	1,100,981

	GAS & WATER UTILITIES - 1.5%
13,069	Atmos Energy Corporation	1,435,107

	HEALTH CARE FACILITIES & SERVICES - 4.6%
2,119	AmerisourceBergen Corporation	302,021
8,160	Henry Schein, Inc.(a)	704,861
1,212	Laboratory Corp of America Holdings(a)	328,767
13,259	Syneos Health, Inc.(a)	1,050,113
4,491	UnitedHealth Group, Inc.	2,137,132
		4,522,894
	HOME & OFFICE PRODUCTS - 0.4%
2,614	Scotts Miracle-Gro Company (The)	366,117

	HOME CONSTRUCTION - 1.4%
7,419	DR Horton, Inc.	633,583
8,000	KB Home	308,880
8,029	Masco Corporation	449,945
		1,392,408
	HOUSEHOLD PRODUCTS - 3.4%
4,960	Colgate-Palmolive Company	381,672
19,094	Procter & Gamble Company (The)	2,976,564
		3,358,236
	INDUSTRIAL INTERMEDIATE PROD - 0.3%
1,440	Valmont Industries, Inc.	311,688

STERLING CAPITAL DIVERSE MULTI-MANAGER ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	INDUSTRIAL REIT - 0.3%
12,415	Americold Realty Trust	$ 331,729

	INDUSTRIAL SUPPORT SERVICES - 0.6%
1,947	United Rentals, Inc.(a)	626,194

	INFRASTRUCTURE REIT - 0.6%
1,920	Crown Castle International Corporation	319,853
1,060	SBA Communications Corporation	321,593
		641,446
	INSTITUTIONAL FINANCIAL SERVICES - 1.8%
4,239	Houlihan Lokey, Inc.	436,024
4,239	Intercontinental Exchange, Inc.	543,101
8,283	Morgan Stanley	751,599
		1,730,724
	INSURANCE - 3.2%
22,679	American International Group, Inc.	1,388,862
4,693	Progressive Corporation (The)	497,129
3,936	Reinsurance Group of America, Inc.	436,345
2,120	RenaissanceRe Holdings Ltd.	319,654
17,631	Unum Group	492,258
		3,134,248
	INTERNET MEDIA & SERVICES - 1.7%
639	Alphabet, Inc., Class C(a)	1,723,906

	LEISURE FACILITIES & SERVICES - 0.6%
4,088	Darden Restaurants, Inc.	593,659

	MACHINERY - 0.8%
1,280	Deere & Company	460,825
1,666	Snap-on, Inc.	350,160
		810,985
	MEDICAL EQUIPMENT & DEVICES - 1.6%
3,633	Agilent Technologies, Inc.	473,598
758	Bio-Rad Laboratories, Inc., Class A(a)	474,478

STERLING CAPITAL DIVERSE MULTI-MANAGER ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 1.6% (Continued)
5,602	DENTSPLY SIRONA, Inc.	$ 303,292
2,514	Zimmer Biomet Holdings, Inc.	319,756
		1,571,124
	METALS & MINING - 1.3%
18,800	Newmont Corporation	1,244,560

	OFFICE REIT - 0.4%
3,179	Boston Properties, Inc.	388,823

	OIL & GAS PRODUCERS - 8.7%
10,598	Continental Resources, Inc.	587,447
24,983	Coterra Energy, Inc.	582,853
38,122	Devon Energy Corporation	2,270,165
38,428	Exxon Mobil Corporation	3,013,523
49,898	Occidental Petroleum Corporation	2,182,040
		8,636,028
	OIL & GAS SERVICES & EQUIPMENT - 0.7%
16,999	Schlumberger N.V.	667,041

	REAL ESTATE SERVICES - 0.7%
6,965	CBRE Group, Inc., Class A(a)	674,560

	RENEWABLE ENERGY - 0.3%
3,840	First Solar, Inc.(a)	289,114

	RETAIL - CONSUMER STAPLES - 4.5%
8,320	Kroger Company (The)	389,376
15,978	Sprouts Farmers Market, Inc.(a)	455,053
2,522	Target Corporation	503,820
10,560	Walgreens Boots Alliance, Inc.	486,710
20,057	Walmart, Inc.	2,710,904
		4,545,863
	RETAIL - DISCRETIONARY - 1.5%
2,651	Lowe's Companies, Inc.	586,030

STERLING CAPITAL DIVERSE MULTI-MANAGER ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	RETAIL - DISCRETIONARY - 1.5% (Continued)
13,690	TJX Companies, Inc. (The)	$ 904,909
		1,490,939
	RETAIL REIT - 0.6%
24,299	Kimco Realty Corporation	571,755

	SEMICONDUCTORS - 2.7%
4,872	Applied Materials, Inc.	653,822
2,727	CMC Materials, Inc.	505,668
8,000	Micron Technology, Inc.	710,880
1,600	QUALCOMM, Inc.	275,184
3,785	Skyworks Solutions, Inc.	522,973
		2,668,527
	SOFTWARE - 5.1%
3,179	Akamai Technologies, Inc.(a)	344,159
1,666	ANSYS, Inc.(a)	540,101
4,390	Black Knight, Inc.(a)	246,674
12,431	CDK Global, Inc.	563,622
5,629	Cerner Corporation	524,904
5,110	Microsoft Corporation	1,526,816
7,200	Oracle Corporation	546,984
1,515	Synopsys, Inc.(a)	473,271
2,333	VMware, Inc., Class A	273,708
		5,040,239
	SPECIALTY FINANCE - 1.6%
8,327	Air Lease Corporation	347,736
4,799	American Express Company	933,597
2,876	GATX Corporation	306,668
		1,588,001
	SPECIALTY REITS - 1.3%
12,744	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	603,301
12,640	Iron Mountain, Inc.	621,636
		1,224,937

STERLING CAPITAL DIVERSE MULTI-MANAGER ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	STEEL - 0.5%
7,605	Steel Dynamics, Inc.	$ 536,761

	TECHNOLOGY HARDWARE - 1.6%
3,331	Arrow Electronics, Inc.(a)	405,982
10,080	Ciena Corporation(a)	689,674
4,885	Lumentum Holdings, Inc.(a)	482,931
		1,578,587
	TECHNOLOGY SERVICES - 2.3%
2,119	Broadridge Financial Solutions, Inc.	309,819
3,840	Fidelity National Information Services, Inc.	365,683
2,725	Global Payments, Inc.	363,461
5,630	Visa, Inc., Class A	1,216,755
		2,255,718
	TELECOMMUNICATIONS - 0.8%
14,353	Verizon Communications, Inc.	770,326

	TIMBER REIT - 0.6%
15,200	Weyerhaeuser Company	590,976

	TOBACCO & CANNABIS - 4.1%
36,291	Altria Group, Inc.	1,861,365
21,445	Philip Morris International, Inc.	2,167,447
		4,028,812
	TRANSPORTATION & LOGISTICS - 1.0%
11,204	CSX Corporation	379,928
2,880	United Parcel Service, Inc., Class B	606,009
		985,937
	TRANSPORTATION EQUIPMENT - 1.6%
4,369	Cummins, Inc.	891,800
7,040	Westinghouse Air Brake Technologies Corporation	653,453
		1,545,253
	WHOLESALE - CONSUMER STAPLES - 0.4%
4,239	Sysco Corporation	369,217

STERLING CAPITAL DIVERSE MULTI-MANAGER ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

TOTAL COMMON STOCKS (Cost $96,005,327)	$ 96,586,960

TOTAL INVESTMENTS - 97.7% (Cost $96,005,327)	$ 96,586,960
OTHER ASSETS IN EXCESS OF LIABILITIES- 2.3%	2,255,197
NET ASSETS - 100.0%	$ 98,842,157

ADR	- American Depositary Receipt
LP	- Limited Partnership
LTD	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.